Business Combinations - Summary of Net Cash Outflow (Inflow) on Acquisition of Subsidiary (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Net cash outflow (inflow) on acquisition of subsidiaries | ¥	¥ 966,000
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		$ 12,443,637
Total consideration		11,094,802
Less: Cash and cash equivalent acquired		(2,349,164)
Net cash outflow (inflow) on acquisition of subsidiaries		8,745,638
ITGEU
Disclosure of detailed information about business combination [Line Items]
Total consideration		50,368
Less: Cash and cash equivalent acquired		(68,719)
Net cash outflow (inflow) on acquisition of subsidiaries		(18,351)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		217,919
Less: Cash and cash equivalent acquired		(18,850)
Net cash outflow (inflow) on acquisition of subsidiaries		$ 199,069